Loans Receivable, Net (Summary of Allowance for Loan Losses and The Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	$ 142,172	$ 117,242
Allowance for loan losses, Charge-offs	(22,610)	(44,150)
Allowance for loan losses, Recoveries	3,866	4,080
Allowance for loan losses, Provision	50,500	65,000
Allowance for loan losses, Ending balance	173,928	142,172
Allowance for loan losses, individually evaluated for impairment	2,066	2,142
Allowance for loan losses, Collectively evaluated for impairment	171,862	140,030
Allowance for loan losses, Ending balance	173,928	142,172
Loans, individually evaluated for impairment	66,662	57,406
Loans, Collectively evaluated for impairment	12,961,909	10,374,321
Loan, Loans acquired with deteriorated credit quality	36,047	6,744
Ending Balance	13,064,618	10,438,471
Residential Mortgage
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	45,369	32,447
Allowance for loan losses, Charge-offs	(15,508)	(20,180)
Allowance for loan losses, Recoveries	2,528	593
Allowance for loan losses, Provision	19,371	32,509
Allowance for loan losses, Ending balance	51,760	45,369
Allowance for loan losses, individually evaluated for impairment	2,066	2,142
Allowance for loan losses, Collectively evaluated for impairment	49,694	43,227
Allowance for loan losses, Ending balance	51,760	45,369
Loans, individually evaluated for impairment	20,987	12,235
Loans, Collectively evaluated for impairment	5,671,823	4,825,603
Loan, Loans acquired with deteriorated credit quality	5,541	477
Ending Balance	5,698,351	4,838,315
Multi- Family
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	29,853	13,863
Allowance for loan losses, Charge-offs	(1,266)	(9,058)
Allowance for loan losses, Recoveries	219	0
Allowance for loan losses, Provision	13,297	25,048
Allowance for loan losses, Ending balance	42,103	29,853
Allowance for loan losses, individually evaluated for impairment	0	0
Allowance for loan losses, Collectively evaluated for impairment	42,103	29,853
Allowance for loan losses, Ending balance	42,103	29,853
Loans, individually evaluated for impairment	15,313	10,574
Loans, Collectively evaluated for impairment	3,970,204	2,984,478
Loan, Loans acquired with deteriorated credit quality	691	419
Ending Balance	3,986,208	2,995,471
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	33,347	30,947
Allowance for loan losses, Charge-offs	(1,101)	(479)
Allowance for loan losses, Recoveries	65	43
Allowance for loan losses, Provision	14,346	2,836
Allowance for loan losses, Ending balance	46,657	33,347
Allowance for loan losses, individually evaluated for impairment	0	0
Allowance for loan losses, Collectively evaluated for impairment	46,657	33,347
Allowance for loan losses, Ending balance	46,657	33,347
Loans, individually evaluated for impairment	11,713	7,075
Loans, Collectively evaluated for impairment	2,474,224	1,959,081
Loan, Loans acquired with deteriorated credit quality	19,390	5,533
Ending Balance	2,505,327	1,971,689
Construction Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	16,062	22,839
Allowance for loan losses, Charge-offs	(3,424)	(13,227)
Allowance for loan losses, Recoveries	315	3,387
Allowance for loan losses, Provision	(4,006)	3,063
Allowance for loan losses, Ending balance	8,947	16,062
Allowance for loan losses, individually evaluated for impairment	0	0
Allowance for loan losses, Collectively evaluated for impairment	8,947	16,062
Allowance for loan losses, Ending balance	8,947	16,062
Loans, individually evaluated for impairment	17,037	26,314
Loans, Collectively evaluated for impairment	177,505	198,502
Loan, Loans acquired with deteriorated credit quality	7,719	0
Ending Balance	202,261	224,816
Commercial and Industrial Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	4,094	3,677
Allowance for loan losses, Charge-offs	(516)	(99)
Allowance for loan losses, Recoveries	604	23
Allowance for loan losses, Provision	5,091	493
Allowance for loan losses, Ending balance	9,273	4,094
Allowance for loan losses, individually evaluated for impairment	0	0
Allowance for loan losses, Collectively evaluated for impairment	9,273	4,094
Allowance for loan losses, Ending balance	9,273	4,094
Loans, individually evaluated for impairment	1,612	1,208
Loans, Collectively evaluated for impairment	264,224	167,735
Loan, Loans acquired with deteriorated credit quality	2,586	315
Ending Balance	268,422	169,258
Consumer and Other Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	2,086	1,335
Allowance for loan losses, Charge-offs	(795)	(1,107)
Allowance for loan losses, Recoveries	135	34
Allowance for loan losses, Provision	735	1,824
Allowance for loan losses, Ending balance	2,161	2,086
Allowance for loan losses, individually evaluated for impairment	0	0
Allowance for loan losses, Collectively evaluated for impairment	2,161	2,086
Allowance for loan losses, Ending balance	2,161	2,086
Loans, individually evaluated for impairment	0	0
Loans, Collectively evaluated for impairment	403,929	238,922
Loan, Loans acquired with deteriorated credit quality	120	0
Ending Balance	404,049	238,922
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	11,361	12,134
Allowance for loan losses, Charge-offs	0	0
Allowance for loan losses, Recoveries	0	0
Allowance for loan losses, Provision	1,666	(773)
Allowance for loan losses, Ending balance	13,027	11,361
Allowance for loan losses, individually evaluated for impairment	0	0
Allowance for loan losses, Collectively evaluated for impairment	13,027	11,361
Allowance for loan losses, Ending balance	13,027	11,361
Loans, individually evaluated for impairment	0	0
Loans, Collectively evaluated for impairment	0	0
Loan, Loans acquired with deteriorated credit quality	0	0
Ending Balance	$ 0	$ 0